Related Party Transactions	6 Months Ended
Jun. 30, 2025
Related Party Transactions
Related Party Transactions

14)Related Party Transactions

(a)Related Parties

Net income (expense) from related parties included in the unaudited condensed consolidated statements of operations for the three and six months ended June 30, 2025 and 2024 are as follows:

	Three Months Ended		Six Months Ended
	June 30,		June 30,
(U.S. Dollars in thousands)	2025	2024	2025	2024
Statements of operations:
Time charter and bareboat revenues:
Time charter income from KNOT (1)	$—	$7,495	$2,777	$14,311
Operating expenses:
Vessel operating expenses (2)	6,494	5,266	10,116	8,614
Voyage expenses and commissions (3)	—	4	—	15
Technical and operational management fee from KNOT to Vessels (4)	3,470	3,035	6,894	6,502
Operating expenses from other related parties (5)	291	286	540	576
General and administrative expenses:
Administration fee from KNOT Management (6)	433	381	860	710
Administration fee from KOAS (6)	215	231	419	440
Administration fee from KOAS UK (6)	13	16	25	33
Administration and management fee from KNOT (7)	1	10	4	20
Total income (expenses)	$(10,917)	$(1,734)	$(16,081)	$(2,599)

(U.S. Dollars in thousands)	At June 30, 2025	At December 31, 2024
Balance Sheet:
Vessels:
Drydocking supervision fee from KNOT (8)	$—	$10
Equipment purchased from Knutsen Ballast Water AS (9)	—	70
Total	$—	$80
(1)	Time charter income from KNOT: Time charter contracts with Knutsen Shuttle Tankers Pool AS have been in operation in respect of the Bodil Knutsen until her delivery to Equinor in March 2024; the Hilda Knutsen since the third quarter of 2022 until her delivery to Brazil Shipping I Limited in March 2025; the Torill Knutsen since the first quarter of 2023 until her delivery to Eni in June 2024; and the Ingrid Knutsen since the second quarter of 2024 until her delivery to Eni in October 2024.
(2)	Vessel operating expenses: KNOT Management or KNOT Management Denmark provides technical and operational management of the vessels on time charter including crewing and crew training services.
(3)	Voyage expenses and commissions: During the three and six months ending June 30, 2025, no operating expenses to related parties were incurred in respect of spot voyages. During the same periods in 2024, the Ingrid Knutsen and the Torill Knutsen completed one spot voyage each where Knutsen Shuttle Tankers Pool AS earned a 1.25% commission on the voyage revenues.
(4)	Technical and operational management fee, from KNOT Management or KNOT Management Denmark to Vessels: KNOT Management or KNOT Management Denmark provides technical and operational management of the vessels on time charter including crewing, purchasing, maintenance and other operational service. In addition, there is also a charge for 24-hour emergency response services provided by KNOT Management for all vessels managed by KNOT Management.
(5)	Operating expenses from other related parties: Simsea Real Operations AS, a company jointly owned by the Partnership’s Chairman of the Board, Trygve Seglem, and by other third-party shipping companies in Haugesund, provides simulation, operational training assessment and other certified maritime courses for seafarers. The cost is course fees for seafarers. Knutsen OAS Crewing AS, a subsidiary of TSSI, provides administrative services related to Eastern European crew on vessels operating on time charter contracts. The cost is a fixed fee per month per such crew member onboard a vessel. Level Power & Automation AS, a company that provides the Partnership’s vessels with equipment and inspection services, is owned by Level Group AS, where Trygve Seglem, his family and members of TSSI management have significant influence.
(6)	Administration fee from KNOT Management, Knutsen OAS Shipping AS (“KOAS”) and Knutsen OAS (UK) Ltd. (“KOAS UK”): Administration costs include compensation and benefits of KNOT Management’s management and administrative staff on a time-spent basis as well as other general and administration expenses. Some services are also provided by KOAS and KOAS UK. Net costs are total administration cost plus a 5% margin. As such, the level of administration costs charged to the Partnership can vary from year to year based on the administration and financing services provided each year. KNOT Management also charges each subsidiary a fixed annual fee for the preparation of statutory financial statements.
(7)	Administration and management fee from KNOT Management and KNOT Management Denmark: For bareboat charters, the shipowner is not responsible for providing crewing or other operational services and the customer is responsible for all vessel operating expenses and voyage expenses. However, each of the vessels under bareboat charters is subject to a management and administration agreement with either KNOT Management or KNOT Management Denmark, pursuant to which these companies provide general monitoring services for the vessels in exchange for an annual fee.
(8)	Drydocking supervision fee from KNOT Management and KNOT Management Denmark: KNOT Management and KNOT Management Denmark provide supervision and hire out service personnel during drydocking of the vessels.
(9)	Equipment purchased from Knutsen Ballast Water AS: As part of the scheduled drydocking of the Torill Knutsen in the fourth quarter of 2023, a ballast water treatment system was installed on the vessel. As of December 31, 2024 and June 30, 2025, parts of the system had been purchased from Knutsen Ballast Water AS, a subsidiary of TSSI, for $0.07 million and $0 million, respectively.

(b)Transactions with Management and Directors

Trygve Seglem, the Chairman of the Partnership’s board of directors and the President and CEO of KNOT, controls Seglem Holding AS, which owns 100% of the equity interest in TSSI, which controls KOAS and Knutsen Ballast Water AS. TSSI owns 50% of the equity interest in KNOT. NYK, which owns 50% of the equity interest in KNOT, has management and administrative personnel on secondment to KNOT. Mr. Seglem, along with other third-party shipping companies in Haugesund, also jointly owns Simsea Real Operations AS.

See the footnotes to Note 14(a)—Related Party Transactions for a discussion of transactions with management and directors included in the unaudited condensed consolidated statements of operations.

(c)Amounts Due from (to) Related Parties

Balances with related parties consisted of the following:

	At June 30,	At December 31,
(U.S. Dollars in thousands)	2025	2024
Balance Sheet:
Trading balances due from KOAS	$1,108	$427
Trading balances due from KNOT and affiliates	912	1,803
Amount due from related parties	$2,020	$2,230
Trading balances due to KOAS	$3,132	$1,339
Trading balances due to KNOT and affiliates	4,070	496
Amount due to related parties	$7,202	$1,835

Amounts due from (to) related parties are unsecured and are intended to be settled in the ordinary course of business. The majority of these related party transactions relate to vessel management and other fees due to KNOT, KNOT Management, KOAS UK and KOAS.

(d)Trade accounts payable

Trade accounts payable to related parties are included in total trade accounts payable in the balance sheet. The balances to related parties consisted of the following:

	At June 30,	At December 31,
(U.S. Dollars in thousands)	2025	2024
Balance Sheet:
Trading balances due to KOAS	$905	$1,394
Trading balances due to KNOT and affiliates	621	1,379
Trade accounts payables to related parties	$1,526	$2,773

Trading balances from KNOT and affiliates are included in other current assets in the balance sheet. The balances from related parties consisted of the following:

	At June 30,	At December 31,
(U.S. Dollars in thousands)	2025	2024
Balance Sheet:
Trade receivables due from KNOT and affiliates (refer to Note 18 (b))	$—	$804
Other trading balances due from KOAS	2,307	521
Other current assets from related parties	$2,307	$1,325

(e) Acquisition from KNOT

On March 3, 2025, the Partnership acquired KNOT’s 100% interest in KNOT Shuttle Tankers 27 AS, the company that owns and operates the Live Knutsen. This acquisition was accounted for as an acquisition of assets.

The board of directors of the Partnership (the “Board”) and the conflicts committee of the Board (the “Conflicts Committee”) approved the purchase price for the transaction described above. The Conflicts Committee retained an outside financial advisor and outside legal counsel to assist with its evaluation of the Live Knutsen Acquisition. See Note 21—Acquisitions.

(f) Sale of Vessel to KNOT

On March 3, 2025, the Partnership sold its 100% interest in KNOT Shuttle Tankers 21 AS, the company that owns and operates the Dan Sabia, to KNOT in an asset swap where the Partnership acquired from KNOT the Live Knutsen as described in footnote (e) above. The sale price of the Dan Sabia was $25.75 million and the sale transaction resulted in a net gain of $1.3 million.

The Board and the Conflicts Committee of the Board approved the sale price for the transaction described above. The Conflicts Committee retained an outside financial advisor and outside legal counsel to assist with its evaluation of the Dan Sabia Sale.

The cost of the fee paid to the financial advisor was divided equally between the Partnership and KNOT. Sales related costs of $0.3 million as of March 3, 2025, were deducted from the net gain on disposal of the Dan Sabia.